Earnings per share (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Numerator:
Net income	$ 21,472,519	$ 65,976,255
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - basic	21,472,519	65,976,255
Interest expense associated with the Convertible Note	1,424,011	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted	$ 22,896,530	$ 65,976,255
Denominator:
Number of shares outstanding, basic	154,136,492	142,437,384
Convertible Note	25,253,670	0
Stock options	704,542	2,190,548
Number of shares outstanding-diluted	180,094,704	144,627,932
Basic earnings per share	$ 0.14	$ 0.46
Diluted earnings per share	$ 0.13	$ 0.46
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,913,982	1,633,868